Note 25 Post employment commitments (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Post employment commitments [Line Items]
Defined benefit obligation, at present value		€ 7,180		€ 7,398
Defined benefit obligation, at present value		6,181		7,180		€ 7,398
SPAIN
Post employment commitments [Line Items]
Defined benefit obligation, at present value		3,670
Defined benefit obligation, at present value		2,546		3,670
Plan assets		206
Plan assets		147		206
Net liability asset		3,464		4,039		4,326
Net liability asset		2,399		3,464		4,039
SPAIN | Current service cost [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		4
Plan assets changes of the year		0
Net liability asset changes of the year		4		5		5
SPAIN | Interest income or expense [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		53
Plan assets changes of the year		2
Net liability asset changes of the year		51		20		28
SPAIN | Contributions by plan participants [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
SPAIN | Employer contributions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		11		0
SPAIN | Past service cost [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value	[1]	0
Plan assets changes of the year	[1]	0
Net liability asset changes of the year		0	[1]	75	[2]	224	[2]
SPAIN | Remeasurements [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		(677)
Plan assets changes of the year		(34)
Net liability asset changes of the year		(643)		(98)		95
SPAIN | Return of plan assets [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value	[3]	0
Plan assets changes of the year	[3]	(34)
Net liability asset changes of the year		34	[3]	8	[4]	(41)	[4]
SPAIN | From changes in demographic assumptions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		60
SPAIN | From changes in financial assumptions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		(643)
Plan assets changes of the year		0
Net liability asset changes of the year		(643)		(61)		79
SPAIN | Other actuarial gains and losses [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		(34)
Plan assets changes of the year		0
Net liability asset changes of the year		(34)		(45)		(3)
SPAIN | Benefit payments [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		(511)
Plan assets changes of the year		(27)
Net liability asset changes of the year		(484)		(599)		(643)
SPAIN | Settlements payments [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
SPAIN | Business combinations [member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
SPAIN | Effect on changes in foreign exchange rates [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
SPAIN | Conversions to defined contributions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
SPAIN | Other effects Post employment commitments [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		7
Plan assets changes of the year		0
Net liability asset changes of the year		7		12		3
SPAIN | of which vested benefit obligation relating to current employees [Member]
Post employment commitments [Line Items]
Defined benefit obligation, at present value		2,491
SPAIN | Of which vested benefit obligation relating to retired employees [Member]
Post employment commitments [Line Items]
Defined benefit obligation, at present value		55
MEXICO
Post employment commitments [Line Items]
Defined benefit obligation, at present value		779
Defined benefit obligation, at present value		985		779
Plan assets		655
Plan assets		853		655
Net liability asset		124		28		72
Net liability asset		132		124		28
MEXICO | Current service cost [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		7
Plan assets changes of the year		0
Net liability asset changes of the year		7		5		5
MEXICO | Interest income or expense [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		84
Plan assets changes of the year		69
Net liability asset changes of the year		14		1		6
MEXICO | Contributions by plan participants [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
MEXICO | Employer contributions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		41
Net liability asset changes of the year		(41)		(2)		(86)
MEXICO | Past service cost [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value	[1]	1
Plan assets changes of the year	[1]	0
Net liability asset changes of the year		1	[1]	0	[2]	(1)	[2]
MEXICO | Remeasurements [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		107
Plan assets changes of the year		(45)
Net liability asset changes of the year		152		128		62
MEXICO | Return of plan assets [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value	[3]	0
Plan assets changes of the year	[3]	(45)
Net liability asset changes of the year		45	[3]	49	[4]	(31)	[4]
MEXICO | From changes in demographic assumptions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		(4)		0
MEXICO | From changes in financial assumptions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		73
Plan assets changes of the year		0
Net liability asset changes of the year		73		84		(19)
MEXICO | Other actuarial gains and losses [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		34
Plan assets changes of the year		0
Net liability asset changes of the year		34		(2)		112
MEXICO | Benefit payments [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		(77)
Plan assets changes of the year		(77)
Net liability asset changes of the year		0		(1)		(1)
MEXICO | Settlements payments [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		(1)
Plan assets changes of the year		(1)
Net liability asset changes of the year		0		0		0
MEXICO | Business combinations [member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		139
Net liability asset changes of the year		(139)		(40)		(19)
MEXICO | Effect on changes in foreign exchange rates [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		85
Plan assets changes of the year		72
Net liability asset changes of the year		13		5		(10)
MEXICO | Conversions to defined contributions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
MEXICO | Other effects Post employment commitments [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
UNITED STATES
Post employment commitments [Line Items]
Net liability asset				0		52
Net liability asset						0
UNITED STATES | Current service cost [Member]
Post employment commitments [Line Items]
Net liability asset changes of the year						1
UNITED STATES | Interest income or expense [Member]
Post employment commitments [Line Items]
Net liability asset changes of the year						2
UNITED STATES | Contributions by plan participants [Member]
Post employment commitments [Line Items]
Net liability asset changes of the year						0
UNITED STATES | Employer contributions [Member]
Post employment commitments [Line Items]
Net liability asset changes of the year						0
UNITED STATES | Past service cost [Member]
Post employment commitments [Line Items]
Net liability asset changes of the year	[2]					0
UNITED STATES | Remeasurements [Member]
Post employment commitments [Line Items]
Net liability asset changes of the year						(4)
UNITED STATES | Return of plan assets [Member]
Post employment commitments [Line Items]
Net liability asset changes of the year	[4]					(35)
UNITED STATES | From changes in demographic assumptions [Member]
Post employment commitments [Line Items]
Net liability asset changes of the year						(3)
UNITED STATES | From changes in financial assumptions [Member]
Post employment commitments [Line Items]
Net liability asset changes of the year						34
UNITED STATES | Other actuarial gains and losses [Member]
Post employment commitments [Line Items]
Net liability asset changes of the year						0
UNITED STATES | Benefit payments [Member]
Post employment commitments [Line Items]
Net liability asset changes of the year						(2)
UNITED STATES | Settlements payments [Member]
Post employment commitments [Line Items]
Net liability asset changes of the year						0
UNITED STATES | Business combinations [member]
Post employment commitments [Line Items]
Net liability asset changes of the year						(44)
UNITED STATES | Effect on changes in foreign exchange rates [Member]
Post employment commitments [Line Items]
Net liability asset changes of the year						(5)
UNITED STATES | Conversions to defined contributions [Member]
Post employment commitments [Line Items]
Net liability asset changes of the year						0
UNITED STATES | Other effects Post employment commitments [Member]
Post employment commitments [Line Items]
Net liability asset changes of the year						0
TURKEY
Post employment commitments [Line Items]
Defined benefit obligation, at present value		272
Defined benefit obligation, at present value		418		272
Plan assets		209
Plan assets		315		209
Net liability asset		63		85		86
Net liability asset		103		63		85
TURKEY | Current service cost [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		13
Plan assets changes of the year		0
Net liability asset changes of the year		13		16		18
TURKEY | Interest income or expense [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		42
Plan assets changes of the year		33
Net liability asset changes of the year		10		9		8
TURKEY | Contributions by plan participants [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		8
Plan assets changes of the year		8
Net liability asset changes of the year		0		0		0
TURKEY | Employer contributions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		22
Net liability asset changes of the year		(22)		(11)		(14)
TURKEY | Past service cost [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value	[1]	2
Plan assets changes of the year	[1]	0
Net liability asset changes of the year		2	[1]	2	[2]	2	[2]
TURKEY | Remeasurements [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		166
Plan assets changes of the year		104
Net liability asset changes of the year		62		10		18
TURKEY | Return of plan assets [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value	[3]	0
Plan assets changes of the year	[3]	104
Net liability asset changes of the year		(104)	[3]	(11)	[4]	23	[4]
TURKEY | From changes in demographic assumptions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		(37)
Plan assets changes of the year		0
Net liability asset changes of the year		(37)		0		0
TURKEY | From changes in financial assumptions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		82
Plan assets changes of the year		0
Net liability asset changes of the year		82		(18)		54
TURKEY | Other actuarial gains and losses [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		122
Plan assets changes of the year		0
Net liability asset changes of the year		122		39		(59)
TURKEY | Benefit payments [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		(15)
Plan assets changes of the year		(9)
Net liability asset changes of the year		(6)		(6)		(6)
TURKEY | Settlements payments [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
TURKEY | Business combinations [member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
TURKEY | Effect on changes in foreign exchange rates [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		(70)
Plan assets changes of the year		(52)
Net liability asset changes of the year		(18)		(43)		(26)
TURKEY | Conversions to defined contributions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
TURKEY | Other effects Post employment commitments [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
Rest of the world [Member]
Post employment commitments [Line Items]
Defined benefit obligation, at present value		449
Defined benefit obligation, at present value		318		449
Plan assets		424
Plan assets		293		424
Net liability asset		24		27		38
Net liability asset		25		24		27
Rest of the world [Member] | Current service cost [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		3
Plan assets changes of the year		0
Net liability asset changes of the year		3		3		3
Rest of the world [Member] | Interest income or expense [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		10
Plan assets changes of the year		6
Net liability asset changes of the year		4		1		1
Rest of the world [Member] | Contributions by plan participants [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		1
Plan assets changes of the year		1
Net liability asset changes of the year		0		0		0
Rest of the world [Member] | Employer contributions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		3
Net liability asset changes of the year		(3)		(1)		(1)
Rest of the world [Member] | Past service cost [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value	[1]	3
Plan assets changes of the year	[1]	0
Net liability asset changes of the year		3	[1]	2	[2]	3	[2]
Rest of the world [Member] | Remeasurements [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		(122)
Plan assets changes of the year		(121)
Net liability asset changes of the year		(1)		(5)		(14)
Rest of the world [Member] | Return of plan assets [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value	[3]	0
Plan assets changes of the year	[3]	(121)
Net liability asset changes of the year		121	[3]	19	[4]	(26)	[4]
Rest of the world [Member] | From changes in demographic assumptions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		8
Plan assets changes of the year		0
Net liability asset changes of the year		8		(2)		0
Rest of the world [Member] | From changes in financial assumptions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		(132)
Plan assets changes of the year		0
Net liability asset changes of the year		(132)		(7)		17
Rest of the world [Member] | Other actuarial gains and losses [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		2
Plan assets changes of the year		0
Net liability asset changes of the year		2		(15)		(5)
Rest of the world [Member] | Benefit payments [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		(13)
Plan assets changes of the year		(12)
Net liability asset changes of the year		(1)		(1)		(1)
Rest of the world [Member] | Settlements payments [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		(3)
Plan assets changes of the year		(3)
Net liability asset changes of the year		0		0		0
Rest of the world [Member] | Business combinations [member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		(2)		0
Rest of the world [Member] | Effect on changes in foreign exchange rates [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		(9)
Plan assets changes of the year		(6)
Net liability asset changes of the year		(3)		1		(4)
Rest of the world [Member] | Conversions to defined contributions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
Rest of the world [Member] | Other effects Post employment commitments [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		€ 0		€ 0		€ 0

[1]	(1) Including gains and losses arising from settlements.
[2]	(1) Includes gains and losses from settlements.
[3]	(2) Excluding interest, which is recorded under "Interest income or expense".
[4]	(2) Excludes interest which is reflected in the line item “Interest income and expense”.